Mar. 20, 2025
LeaderShares(R) Dynamic Yield ETF
LeaderShares® Dynamic Yield ETF
Investment Objective
The LeaderShares® Dynamic Yield ETF (the “Dynamic Yield ETF” or the “Fund”) seeks current income.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	LeaderShares(R) Dynamic Yield ETF LeaderShares(R) Dynamic Yield ETF
Management Fee	0.75%	[1]
Distribution (12b-1) and Service Fees	none
Other Expenses	none
Total Annual Fund Operating Expenses	0.75%
[1]	The Fund’s advisor will pay all expenses incurred by the Fund except for the advisory fee, interest, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, professional fees related to services for the collection of foreign tax reclaims, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
LeaderShares(R) Dynamic Yield ETF | LeaderShares(R) Dynamic Yield ETF | USD ($)	77	240	417	930

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the fiscal year ended October 31, 2024, the Predecessor Fund’s (defined below) portfolio turnover rate was 47%.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund (“ETF”) that invests, under normal circumstances, directly or indirectly, at least 80% of its net assets, including any borrowings for investment purposes, in a diversified portfolio of fixed income instruments. The Fund is not managed relative to an index and has broad flexibility to allocate its assets across different types of fixed income securities and sectors. The Fund’s principal investments may include corporate bonds, U.S. government and agency securities, private debt, foreign sovereign bonds, convertible securities, bank loans, asset-backed securities, mortgage-backed securities, and cash equivalent instruments. The Fund may also invest in other investment companies, including other ETFs.

The Fund may invest in fixed income instruments with fixed or adjustable (floating) rates. The Fund does not seek to maintain any particular weighted average maturity or duration, and may invest in fixed income instruments of any maturity or duration. The Fund will invest in both investment grade and below investment grade (often referred to as “high yield” or “junk” bonds) securities. The Fund typically invests a substantial portion of the Fund’s assets in securities of issuers with a range of credit ratings. The Fund may invest up to 50% of its net assets in high yield securities (often called “junk bonds”). The Fund may invest without limit in U.S. and non-U.S. dollar-denominated securities of U.S. and foreign issuers, including up to 20% of the Fund’s net assets in issuers located in emerging market countries. The Fund’s advisor, Redwood Investment Management, LLC (the “Advisor”) considers a company to be located in a country if the company has been organized under the laws of, has its principal offices in, or has its securities principally traded in, the country, or if the company derives at least 50% of its revenues or net profits from, or has at least 50% of its assets or production capacities in, the country. The Advisor considers “emerging markets” to be those countries that are considered emerging market or developing countries by the World Bank or the International Financial Corporation, or that are included in any of the Morgan Stanley Capital International (MSCI) emerging market indices.

The number of sectors in which the Fund will be invested at any time may vary based upon market and economic conditions and other factors. During periods that the Advisor believes involve above average market risk, such as when risk of loss in the non-Treasury bond sectors are elevated or when significant market disruption occurs, the Fund may invest up to 100% of its net assets in U.S. government securities of the same maturity.

The Fund’s top-down investment process is driven by a quantitative model that incorporates various fundamental and technical inputs to help the Advisor determine the most attractive sectors and segments of the fixed income market from a risk-reward perspective. The Advisor utilizes its quantitative research models to seek to identify (i) when the opportunities for higher yields from increased credit risk (e.g., risk of default) and/or duration risk (e.g., risk related to changes in interest rates) are at a level sufficient to compensate for the relative risk of those exposures and (ii) when to take more defensive positions if the yield premium relative to risk is less attractive due to greater risk of loss or downside volatility. The strategy seeks to capture higher yields when the Advisor’s research indicates the risk of significant drawdown (or loss in value) is low and moves to a more defensive position when its research indicates the risk of significant drawdown (or loss in value) is high. The Advisor also considers the convexity of the Fund’s portfolio, which measures the sensitivity of a bond’s price to its yield as interest rates fluctuate and takes into account the price impact of pre-payment risk of bonds. Factors that the models and the Advisor take into account include trends in interest rates, credit spreads, and the relative strength of various fixed income market sectors such as treasuries, investment grade corporate, non-investment grade corporate, mortgage-backed, asset-backed and sovereign debt.

The relative risk across different sectors and segments of the fixed income market is assessed and baskets of representative securities within each such sector and segment are identified to implement the desired risk exposures. The Fund will sell a portfolio holding when the quantitative model outputs indicate a more attractive investment is available or when a change in risk exposure is desired by the Advisor.

The Fund may engage in active and frequent trading. The Fund’s portfolio turnover will vary based on the frequency and magnitude of changes in risks in the fixed income market. The frequency with which the Fund will rebalance its underlying holdings is not pre-determined and will occur when changes to the Fund’s portfolio risk exposures are made by the Advisor, which are currently anticipated to occur between zero to four times in any given calendar year, although there is no limit to the number of rebalancings in a single year and the number may vary from year to year.

Principal Investment Risks
Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the LeaderShares® Dynamic Yield ETF, a series of Two Roads Shared Trust (the “Predecessor Fund”), from year to year and by showing how the average annual total returns of the Predecessor Fund compare with the average annual total returns of the Bloomberg U.S. Aggregate Bond Index, a broad-based securities market index. The Predecessor Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at the Fund’s website www.leadersharesetfs.com, or by calling the Fund at 1-888-617-1444.

The Fund will commence operations following the reorganization of the Predecessor Fund, which is expected to occur during the second quarter of 2025. As a result of the reorganization, the Fund will adopt the accounting and performance history of the Predecessor Fund. Performance results shown in the bar chart and performance table below for the periods prior to the reorganization, reflect the performance of the Predecessor Fund prior to the commencement of the Fund’s operations.

For Calendar Years Ended December 31st for Predecessor Fund

Highest Calendar Quarter Return at NAV	5.12%	12/31/2023
Lowest Calendar Quarter Return at NAV	(6.94%)	03/31/2022

Average Annual Total Returns (For the year ended December 31, 2023)
Average Annual Returns - LeaderShares(R) Dynamic Yield ETF	Label	One Year		Since Inception		Inception Date
LeaderShares(R) Dynamic Yield ETF	Return before taxes	3.68%		0.04%		Jun. 28, 2021
LeaderShares(R) Dynamic Yield ETF | Return after taxes on Distributions	Return after taxes on Distributions	1.78%	[1]	(1.20%)	[1]	Jun. 28, 2021	[1]
LeaderShares(R) Dynamic Yield ETF | Return after taxes on Distributions and Sale of Fund Shares	Return after taxes on Distributions and Sale of Fund Shares	2.16%	[1]	(0.50%)	[1]	Jun. 28, 2021	[1]
Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Aggregate Bond Index	1.25%	[2]	(2.01%)	[2]	Jun. 28, 2021	[2]
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares of the Fund at the end of the measurement period.
[2]	The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market. This includes Treasuries, government-related and corporate securities, mortgage-backed securities, asset-backed securities and collateralized mortgage-backed securities. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions or other expense of investing.